Business acquisitions and disposition - Acquisition of Distributel (Details) - Distributel $ in Millions	Dec. 01, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 303
Contingent consideration	39
Total cost to be allocated	342
Trade and other receivables	7
Other non-cash working capital	7
Property, plant and equipment	29
Indefinite-life intangible assets	70
Finite-life intangible assets	68
Deferred tax assets	7
Other long-term assets	2
Trade payables and other liabilities	(29)
Contract liabilities	(3)
Deferred tax liabilities	(39)
Other long-term liabilities	(6)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill	113
Cash and cash equivalents	21
Fair value of net assets acquired	134
Goodwill	$ 208